TAXATION - Income before income tax expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income/(loss) from domestic and foreign components before income tax expenses
Domestic	¥ 19,661		¥ 15,922	¥ 13,368
Foreign	19,187		1,081	(2,688)
Income before income tax expense and equity in income of affiliates	¥ 38,848	$ 5,557	¥ 17,003	¥ 10,680